SCHEDULE OF ACCOUNTS RECEIVABLE (Details) (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable	$ 4,820,610	$ 4,797,564
Doubtful allowance	517,244
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable	70,777
Doubtful allowance	$ 1,031